TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Trade receivables, net of impairment losses	17,754	21,318
Prepayments	576	807
Contract assets	2,317	1,894
Value added tax	59	63
Finance lease receivables	281	359

	20,987	24,441

Schedule of Future Minimum Finance Lease Receivables
The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2019 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	523	242	281
Between one and five years (Note 16)	805	402	403

	1,328	644	684

	December 31, 2018 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	617	258	359
Between one and five years (Note 16)	888	412	476

	1,505	670	835

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2019 US$‘000
	Instruments	Total
Less than one year	3,528	3,528
Between one and five years	27	27

	3,555	3,555

	December 31, 2018 US$‘000
	Instruments	Total
Less than one year	3,498	3,498
Between one and five years	32	32

	3,530	3,530